Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000
Previously Paid Amount	0
Total Fee Amount	10,357.5
Total Offset Amount	0
Net Fee	$ 10,357.5